Document and Entity Information	Oct. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2024
Entity File Number	1-07094
Entity Registrant Name	EASTGROUP PROPERTIES, INC.
Entity Central Index Key	0000049600
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-2711135
Entity Address, Address Line One	400 W. Parkway Place
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Ridgeland
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39157
City Area Code	601
Local Phone Number	354-3555
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	EGP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false